UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Four Greenwich Office Park

         Greenwich, Connecticut  06831

13F File Number:  28-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

     Kevin Wyman     Greenwich, Connecticut     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $57,325 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BB&T CORP                      COM              054937107     3189   140000 SH  PUT  SOLE                   140000
CHURCH & DWIGHT INC            COM              171340102     6075   107800 SH  PUT  SOLE                   107800
CLOROX CO DEL                  COM              189054109     2761    52900 SH  PUT  SOLE                    52900
COUSINS PPTYS INC              COM              222795106      395    17100 SH  PUT  SOLE                    17100
DIEBOLD INC                    COM              253651103     1636    46000 SH  PUT  SOLE                    46000
EASTMAN KODAK CO               COM              277461109     8843   612800 SH  CALL SOLE                   612800
ENER1 INC                      COM NEW          29267A203     2701   364042 SH       SOLE                   364042
FAIR ISAAC CORP                NOTE 1.500% 8/1  303250AD6     2488  2500000 SH       SOLE                  2500000
FIBERTOWER CORP                COM              31567R100      422   301644 SH       SOLE                   301644
FIRST HORIZON NATL CORP        COM              320517105       91    12183 SH       SOLE                    12183
FIRSTMERIT CORP                COM              337915102     1419    87000 SH  PUT  SOLE                    87000
GENERAL GROWTH PPTYS INC       COM              370021107      701    20000 SH  PUT  SOLE                    20000
IDEARC INC                     COM              451663108     1247   530656 SH       SOLE                   530656
ION MEDIA NETWORKS INC         NOTE 11.000% 7/3 46205AAB9      373  1333000 SH       SOLE                  1333000
KB HOME                        COM              48666K109     3386   200000 SH  CALL SOLE                   200000
LAMAR ADVERTISING CO           CL A             512815101     2882    80000 SH  PUT  SOLE                    80000
M & T BK CORP                  COM              55261F104     3527    50000 SH  PUT  SOLE                    50000
MAGUIRE PPTYS INC              COM              559775101      842    69200 SH  PUT  SOLE                    69200
MARINEMAX INC                  COM              567908108      328    45700 SH  PUT  SOLE                    45700
PRIVATEBANCORP INC             COM              742962103      398    13100 SH  PUT  SOLE                    13100
REPLIGEN CORP                  COM              759916109     4190   887779 SH       SOLE                   887779
SPRINT NEXTEL CORP             COM SER 1        852061100     6239   656700 SH  CALL SOLE                   656700
THORNBURG MTG INC              COM              885218107       70   350500 SH  CALL SOLE                   350500
WHOLE FOODS MKT INC            COM              966837106     3122   131800 SH  PUT  SOLE                   131800